Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest U.S. Equity Deep Buffer ETF - April | FT Vest U.S. Equity Deep Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	15.01%	9.99%	(7.04%)